Other liabilities and provision (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other liabilities	R$ 365,841	R$ 732,367
Current portion	(121,273)	(132,954)
Non-current portion	244,568	599,413
Provision For Future Asset Decommissioning [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	130,328	289,606
Advance From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	25,215	15,068
Onerous Capacity Contract [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	122,042	178,532
Other Provisions For Risk [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	42,419	83,923
Others Liabilities [Member]
IfrsStatementLineItems [Line Items]
Other liabilities	R$ 45,837	R$ 165,238